Schedule of Segment Assets Provided to CODM (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Cash and marketable securities held in Trust Account	253,824,027
Cash	$ 190,655